Financial Assets and Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets and liabilities [line items]
Derivative financial assets	$ 0	$ 558,000
Finance lease liabilities	1,350,000
Cash and cash equivalents	$ 451,501,000	$ 256,380,000	$ 254,568,000	$ 342,111,000
US Dollar [member] | Cash Cash and Cash Equivalents and Current Assets [member]
Disclosure of financial assets and liabilities [line items]
Currency denominated percentage	66.00%	75.00%
US Dollar [member] | Current Financial Assets and Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Currency denominated percentage		79.00%